NOTE 1 - ORGANIZATION, BUSINESS AND LIQUIDITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 3,670,336	$ 1,162,863
Retained Earnings (Accumulated Deficit)	8,385,496	$ 4,692,009
[custom:CurrentLiabiliesInExcessOfCurrentAssets-0]	$ 583,636